SCHEDULE OF SHORT TERM LOAN (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
Extinguishment of Debt [Line Items]
Short-term loans	$ 4,377,238		$ 2,817,062
Short-Term Debt [Member]
Extinguishment of Debt [Line Items]
Short-term loans	4,377,238	¥ 29,700,000
Short-Term Debt [Member] | Bank of Nanjing Co Ltd Wuxi Branch [Member]
Extinguishment of Debt [Line Items]
Short-term loans	$ 589,528	¥ 4,000,000
Debt Instrument, Issuance Date	Sep. 25, 2025
Debt Instrument, Maturity Date	Sep. 23, 2026
Short-Term Debt, Percentage Bearing Fixed Interest Rate	3.10%	3.10%
Short-Term Debt [Member] | China Construction Bank Corporation Tianjin Wuqing Sub Branch [Member]
Extinguishment of Debt [Line Items]
Short-term loans	$ 736,909	¥ 5,000,000
Debt Instrument, Issuance Date	Jul. 08, 2025
Debt Instrument, Maturity Date	Jul. 08, 2026
Short-Term Debt, Percentage Bearing Fixed Interest Rate	3.45%	3.45%
Short-Term Debt [Member] | Industrialand Commercial Bank of China Limited Wuxi Xishan Sub Branch [Member]
Extinguishment of Debt [Line Items]
Short-term loans	$ 324,240	¥ 2,200,000
Debt Instrument, Issuance Date	Dec. 30, 2025
Debt Instrument, Maturity Date	Dec. 30, 2026
Short-Term Debt, Percentage Bearing Fixed Interest Rate	2.70%	2.70%
Short-Term Debt [Member] | Agricultural Bank of China Limited Wuxi Liangxi Sub Branch [Member]
Extinguishment of Debt [Line Items]
Short-term loans	$ 515,836	¥ 3,500,000
Debt Instrument, Issuance Date	Dec. 27, 2025
Debt Instrument, Maturity Date	Oct. 25, 2026
Short-Term Debt, Percentage Bearing Fixed Interest Rate	3.05%	3.05%
Short-Term Debt [Member] | Bank of China Limited Tianjin Wuqing Sub Branch [Member]
Extinguishment of Debt [Line Items]
Short-term loans	$ 1,473,816	¥ 10,000,000
Debt Instrument, Issuance Date	Jan. 05, 2026
Debt Instrument, Maturity Date	Jan. 05, 2027
Short-Term Debt, Percentage Bearing Fixed Interest Rate	2.80%	2.80%
Short-Term Debt [Member] | Bank of China Limited Wuxi Huishan Sub Branch [Member]
Extinguishment of Debt [Line Items]
Short-term loans	$ 736,909	¥ 5,000,000
Debt Instrument, Issuance Date	Mar. 30, 2026
Debt Instrument, Maturity Date	Mar. 17, 2027
Short-Term Debt, Percentage Bearing Fixed Interest Rate	2.80%	2.80%